Loan receivable - Loan provided to MX Capital Ltd (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Sep. 01, 2023	Feb. 01, 2023	Jul. 06, 2022	Feb. 04, 2022	Jan. 27, 2022
MX Capital Ltd
Disclosure of associates [line items]
Principal amount of loans						$ 43,000
Debt owed by MX Capital Group to an affiliate of a previous shareholder					$ 1,888	$ 1,888
Loans And Advances Not Granted		$ 6,000	$ 16,000
Interest rate on loan	7.00%
Mx Capital Ltd Tranche One
Disclosure of associates [line items]
Principal amount of loans					$ 8,000
Mx Capital Ltd Tranche two
Disclosure of associates [line items]
Principal amount of loans				$ 13,000